ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Operating Partnerships Valuation Allowance [Line Items]
Operating Partnership Valuation Allowance	$ 112,969	$ 115,911
Series Fifteen [Member]
Operating Partnerships Valuation Allowance [Line Items]
Operating Partnership Valuation Allowance	35,843	36,759
Series Sixteen [Member]
Operating Partnerships Valuation Allowance [Line Items]
Operating Partnership Valuation Allowance	246	1,204
Series Seventeen [Member]
Operating Partnerships Valuation Allowance [Line Items]
Operating Partnership Valuation Allowance	11,292	12,292
Series Eighteen [Member]
Operating Partnerships Valuation Allowance [Line Items]
Operating Partnership Valuation Allowance	40,468	40,536
Series Nineteen [Member]
Operating Partnerships Valuation Allowance [Line Items]
Operating Partnership Valuation Allowance	$ 25,120	$ 25,120